INCOME TAXES - Additional details (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
INCOME TAXES
Valuation allowance	$ 1,047,205	$ 1,290,381
Net operating losses carryforwards
INCOME TAXES
Valuation allowance	$ 1,047,205	$ 1,290,381